Dissagreggated Revenue - Schedule of Disaggregated Revenue by Major Product Categories (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
HKD [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Revenue	$ 60,236,666		$ 79,256,623
Cost of revenue	34,437,339		62,897,307
USD [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Revenue		$ 7,673,558		$ 171,354,373	$ 22,059,859	$ 132,124,783
Cost of revenue		4,386,978
Private-labelled apparel products [Member] | HKD [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Revenue	32,710,445		67,730,485
Cost of revenue	29,052,173		59,393,295
Private-labelled apparel products [Member] | USD [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Revenue		4,166,989
Cost of revenue		3,700,961
Own-branded apparel products [Member] | HKD [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Revenue	27,526,221		11,526,138
Own-branded apparel products [Member] | USD [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Revenue		3,506,569
Own-branded apparel products [Member] | HKD [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Cost of revenue	$ 5,385,166		$ 3,504,012
Own-branded apparel products [Member] | USD [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Cost of revenue		$ 686,017